Inventory (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025
Inventory [Abstract]
Schedule of Inventory	A summary of inventory is as follows:
	December 31, 2025	September 30, 2025
Finished goods	$15,687,377	$10,577,876
Work in process	6,951,965	11,708,817
Total	$22,639,342	$22,286,693

Inventory is stated at the lower of actual accumulated costs or net realizable value as of September 30, 2025 and 2024 related to the manufacturing of LYMPHIR commercial products, which were available for sale commencing in December 2025. No reserves against inventory were deemed necessary based on an evaluation of the product expiration dating.

	2025	2024
Finished goods	$10,577,876	$6,134,895
Work in process	11,708,817	2,133,871
Total	$22,286,693	$8,268,766